Annual Operating Expenses {- Fidelity ZERO International Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-03 - Fidelity ZERO International Index Fund - Fidelity ZERO International Index Fund
Dec. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none